Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Oct. 04, 2017	Dec. 31, 2016
Reimbursement amount	$ 0	$ 19,660	$ 27,480	$ 49,089
Accounts payable related party	$ 900		$ 900		$ 0
Number of common stock and warrants to purchase shares	2,065,789		2,065,789
Senior Convertible Notes [Member] | Chairman of the Board of Directors [Member]
Shares purchased in private placement transaction	132,160		132,160
Number of common stock and warrants to purchase shares	103,117		103,117
Convertible debt	$ 200,000		$ 200,000
Senior Convertible Notes [Member] | Chief Executive Officer [Member]
Shares purchased in private placement transaction	132,160		132,160
Number of common stock and warrants to purchase shares	103,117		103,117
Convertible debt	$ 200,000		$ 200,000
Corlyst [Member]
Accounts receivable related party	53,501		53,501		62,709		$ 0
Accounts payable related party	$ 116		$ 116		336		$ 95
Shares purchased in private placement transaction	132,159		132,159
Officer [Member]
Due to related party and officer	$ 100		$ 100		100
Funds [Member] | Senior Convertible Notes [Member]
Number of common stock and warrants to purchase shares	515,583		515,583			515,583
Convertible debt					$ 1,000,000	$ 1,000,000